Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Goodwill [Roll Forward]
Balance at beginning of period	$ 874,083	$ 832,521
Foreign currency translation	(13,587)	(7,135)
Balance at end of period	$ 860,496	$ 836,643